                                                QUARTERLY REPORT TO SHAREHOLDERS

                                 MARCH 31, 2004

                                                                      LEGG MASON
                                                               OPPORTUNITY TRUST

                                                QUARTERLY REPORT TO SHAREHOLDERS

TO OUR SHAREHOLDERS,

  We are pleased to provide you with Legg Mason Opportunity Trust's report for the quarter ended March 31, 2004.

  The following table summarizes key statistics for the respective classes of the Fund, along with some comparative indices, as of March 31, 2004. For more information about the differences between the fund share classes included in this report, contact your Legg Mason Financial Advisor.

                                                  Total Returns(A)
                                                 ------------------
                                                 3 Months   1 Year
-------------------------------------------------------------------
Opportunity Trust
  Primary Class                                   +3.70%    +67.65%
  Institutional Class                             +4.00%    +69.46%
Dow Jones Industrial Average(B)                   -0.43%    +32.55%
S&P 500 Stock Composite Index(C)                  +1.69%    +35.12%
Value Line Index(D)                               +3.92%    +54.18%

  Many Primary Class shareholders invest regularly in Fund shares on a dollar cost averaging basis through a program we call Future First. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or Legg Mason accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases during market downswings, when the best values are available. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your Legg Mason Financial Advisor will be happy to help you establish a Future First dollar cost averaging account should you wish to do so.

                                                Sincerely,

                                                /s/ MARK R. FETTING

                                                Mark R. Fetting
                                                President

April 30, 2004

---------------

(A) Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. No adjustment has been made for any income taxes payable by shareholders. Past performance does not predict future performance.

(B) A total return price-weighted average based on the price movements of 30 blue chip stocks, computed by reinvesting quarterly dividends on a monthly basis. It is not possible to invest in an index.

(C) A market capitalization-weighted index, including reinvestment of dividends and capital gain distributions, that is generally considered representative of the U.S. stock market.

(D) Composed of approximately 1,700 stocks, this index is a geometric average of the daily price percentage change in each stock, covering both large- and small-capitalization companies.

QUARTERLY REPORT TO SHAREHOLDERS

QUARTERLY REPORT TO SHAREHOLDERS
                                       2

PERFORMANCE INFORMATION

LEGG MASON OPPORTUNITY TRUST

  The following graphs compare the Fund's total returns to the S&P 500 Stock Composite Index. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and a $1,000,000 investment in the Institutional Class for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. The line representing the index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses.

  Due to the limited operating history of the Financial Intermediary Class, a performance graph is not presented. The Financial Intermediary Class, which began operations on February 17, 2004, had a total return of +0.99% for the period ended March 31, 2004.

  Total return measures investment performance in terms of appreciation or depreciation in the Fund's net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund's return, so that they differ from actual year-to-year results. Performance would have been lower if fees had not been waived in various periods.

 The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions.

                                                QUARTERLY REPORT TO SHAREHOLDERS

GROWTH OF A $10,000 INVESTMENT -- PRIMARY CLASS

[PERFORMANCE CHART]

                                                             OPPORTUNITY TRUST - PRIMARY CLASS   S&P 500 STOCK COMPOSITE INDEX(A)
                                                             ---------------------------------   --------------------------------
12/30/1999                                                               10000.00
3/31/2000                                                                10670.00                            10229.00
6/30/2000                                                                10380.00                             9958.00
9/30/2000                                                                10980.00                             9861.00
12/31/2000                                                                9832.00                             9090.00
3/31/2001                                                                10382.00                             8012.00
6/30/2001                                                                11574.00                             8481.00
9/30/2001                                                                 8161.00                             7236.00
12/31/2001                                                               10022.00                             8009.00
3/31/2002                                                                10728.00                             8031.00
6/30/2002                                                                 8713.00                             6955.00
9/30/2002                                                                 7118.00                             5754.00
12/31/2002                                                                8467.00                             6239.00
3/31/2003                                                                 8796.00                             6043.00
6/30/2003                                                                12165.00                             6973.00
9/30/2003                                                                12875.00                             7157.00
12/31/2003                                                               14221.00                             8029.00
3/31/2004                                                                14747.00                             8165.00

                                     Cumulative      Average Annual
                                    Total Return      Total Return
                   One Year            +67.65%           +67.65%
                   Life of Class*      +47.47%            +9.57%
--------------------------------------------------------------------
                   * Inception date: December 30, 1999
                   -----------------------------------------

  THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

---------------
(A) Index returns are for periods beginning December 31, 1999.

QUARTERLY REPORT TO SHAREHOLDERS

GROWTH OF A $1,000,000 INVESTMENT -- INSTITUTIONAL CLASS

                              [PERFORMANCE GRAPH]

                                                                S&P 500 Stock Composite
                      Opportunity Trust - Institutional Class          Index(b)
                      ---------------------------------------   -----------------------
6/26/2000                            1,000,000
6/30/2000                              992,345
9/30/2000                            1,052,632                          990,300
12/31/2000                             946,163                          912,800
3/31/2001                            1,001,184                          804,600
6/30/2001                            1,119,086                          851,700
9/30/2001                              790,926                          726,700
12/31/2001                             973,400                          804,300
3/31/2002                            1,045,070                          806,500
6/30/2002                              850,985                          698,500
9/30/2002                              696,713                          577,800
12/31/2002                             831,500                          626,600
3/31/2003                              864,906                          606,800
6/30/2003                            1,199,938                          700,200
9/30/2003                            1,272,907                          718,800
12/31/2003                           1,409,296                          806,300
3/31/2004                            1,465,700                          820,000

                                     Cumulative      Average Annual
                                    Total Return      Total Return
                   One Year            +69.46%           +69.46%
                   Life of Class*      +46.57%           +10.70%
--------------------------------------------------------------------
                   * Inception date: June 26, 2000
                   -----------------------------------------

  THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.
---------------

(B) Index returns are for period beginning June 30, 2000.

                                                QUARTERLY REPORT TO SHAREHOLDERS

SECTOR DIVERSIFICATION (AS OF MARCH 31, 2004)

Common Stock and Equity Interests (as a percentage of net assets)
(Pie Chart)

Consumer Discretionary  Consumer Staples   Financials    Health Care   Industrials   Information Technology   Limited Partnerships
18.3                                2.30        19.30          8.80         15.40                     12.00                   3.10

Consumer Discretionary  Telecommunication Services    Utilities
18.3                                         10.50         2.10

TOP TEN HOLDINGS (AS OF MARCH 31, 2004)

                                                              % of
                        Security                           Net Assets
---------------------------------------------------------------------
Tyco International Ltd.                                       8.1%
Amazon.com, Inc.                                              6.8%
AmeriCredit Corp.                                             5.9%
InterActiveCorp                                               4.9%
Level 3 Communications, Inc.                                  4.4%
NII Holdings Inc.                                             4.3%
Providian Financial Corporation                               4.1%
Sepracor Inc.                                                 4.1%
Level 3 Communications, Inc., 9.125% due 5/1/08               3.8%
XM Satellite Radio Holdings Inc.                              3.2%

QUARTERLY REPORT TO SHAREHOLDERS

SELECTED PORTFOLIO PERFORMANCE(C)

Strongest performers for the 1st quarter 2004(D)
-----------------------------------------------------------------------
 1.  Pinnacle Entertainment, Inc.                                +48.1%
 2.  Netease.com Inc. - ADR                                      +34.9%
 3.  Gemstar-TV Guide International, Inc.                        +32.3%
 4.  Pentair, Inc.                                               +29.7%
 5.  Friedman, Billings, Ramsey Group, Inc.                      +18.5%
 6.  Acxiom Corporation                                          +18.1%
 7.  Aon Corporation                                             +17.3%
 8.  Providian Financial Corporation                             +12.5%
 9.  Cendant Corporation                                          +9.9%
10.  LifePoint Hospitals, Inc.                                    +9.8%

Weakest performers for the 1st quarter 2004(D)
-----------------------------------------------------------------------
 1.  Level 3 Communications, Inc.                                -29.8%
 2.  Cincinnati Bell Inc.                                        -19.4%
 3.  Amazon.com, Inc.                                            -17.8%
 4.  The AES Corporation                                          -9.6%
 5.  UnumProvident Corporation                                    -6.8%
 6.  InterActiveCorp                                              -6.8%
 7.  JetBlue Airways Corporation                                  -4.8%
 8.  Unisys Corporation                                           -3.8%
 9.  Computer Associates International, Inc.                      -1.8%
10.  The Interpublic Group of Companies, Inc.                     -1.4%

PORTFOLIO CHANGES

Securities added during the 1st quarter 2004
--------------------------------------------
Sepracor Inc.
Short positions closed during the 1st quarter 2004
--------------------------------------------------
Intel Corporation

---------------

()(C) Individual security performance is measured by the change in the security's price; for stocks, dividends are assumed to be reinvested at the time they were paid.

()(D) Securities held for the entire quarter, excluding short positions.

                                                QUARTERLY REPORT TO SHAREHOLDERS

PORTFOLIO OF INVESTMENTS

LEGG MASON OPPORTUNITY TRUST
March 31, 2004 (Unaudited)
(Amounts in Thousands)

                                                Shares/Par         Value
---------------------------------------------------------------------------
Common Stock and Equity Interests -- 91.8%
Consumer Discretionary -- 18.3%
  Hotels, Restaurants and Leisure -- 0.8%
  Pinnacle Entertainment, Inc.                      1,761        $   24,300(A)
                                                                 ----------
  Internet and Catalog Retail -- 11.7%
  Amazon.com, Inc.                                  5,000           216,400(A,B)
  InterActiveCorp                                   5,000           157,950(A)
                                                                 ----------
                                                                    374,350
                                                                 ----------
  Media -- 5.8%
  Gemstar-TV Guide International, Inc.              7,000            46,970(A)
  The Interpublic Group of Companies, Inc.          2,500            38,450(A)
  XM Satellite Radio Holdings Inc.                  3,600           100,800(A)
                                                                 ----------
                                                                    186,220
                                                                 ----------
Consumer Staples -- 2.3%
  Beverages -- 2.3%
  Cott Corporation                                  2,500            73,475(A)
                                                                 ----------
Financials -- 19.3%
  Capital Markets -- 0.7%
  Janus Capital Group Inc.                          1,400            22,932
                                                                 ----------
  Consumer Finance -- 10.0%
  AmeriCredit Corp.                                11,100           189,033(A,B,C)
  Providian Financial Corporation                  10,000           131,000(A,B)
                                                                 ----------
                                                                    320,033
                                                                 ----------
  Diversified Financials -- 1.6%
  Fieldstone Investment Corporation                 2,667            51,340(C,D)
                                                                 ----------
  Diversified Financial Services -- 1.7%
  CIT Group Inc.                                    1,400            53,270
                                                                 ----------
  Insurance -- 1.9%
  Aon Corporation                                     400            11,164
  UnumProvident Corporation                         3,300            48,279
                                                                 ----------
                                                                     59,443
                                                                 ----------

QUARTERLY REPORT TO SHAREHOLDERS

LEGG MASON OPPORTUNITY TRUST -- CONTINUED

                                                Shares/Par         Value
---------------------------------------------------------------------------
Financials -- Continued
Real Estate -- 3.1%
  Friedman, Billings, Ramsey Group, Inc.            3,700        $   99,863
                                                                 ----------
  Thrifts and Mortgage Finance -- 0.3%
  Washington Mutual, Inc.                             200             8,542(B)
                                                                 ----------
Health Care -- 8.8%
  Health Care Providers and Services -- 4.7%
  LifePoint Hospitals, Inc.                         1,139            36,819(A)
  Omnicare, Inc.                                    1,875            83,119
  WebMD Corporation                                 3,575            31,782(A)
                                                                 ----------
                                                                    151,720
                                                                 ----------
  Pharmaceuticals -- 4.1%
  Sepracor Inc.                                     2,700           129,870(A)
                                                                 ----------
Industrials -- 15.4%
  Airlines -- 1.4%
  JetBlue Airways Corporation                       1,800            45,522(A)
                                                                 ----------
  Commercial Services and Supplies -- 4.2%
  Cendant Corporation                               3,700            90,243(B)
  Republic Services, Inc.                           1,600            43,317
                                                                 ----------
                                                                    133,560
                                                                 ----------
  Industrial Conglomerates -- 8.1%
  Tyco International Ltd.                           9,000           257,850(B)
                                                                 ----------
  Machinery -- 1.7%
  Pentair, Inc.                                       900            53,100
                                                                 ----------
Information Technology -- 12.0%
  Internet Software and Services -- 6.5%
  Netease.com Inc. - ADR                            1,515            75,407(A)
  VeriSign, Inc.                                    5,000            82,950(A)
  Yahoo! Inc.                                       1,000            48,590(A)
                                                                 ----------
                                                                    206,947
                                                                 ----------

                                                QUARTERLY REPORT TO SHAREHOLDERS

                                                Shares/Par         Value
---------------------------------------------------------------------------
Information Technology -- Continued
IT Consulting and Services -- 3.8%
  Acxiom Corporation                                3,000        $   65,880
  Unisys Corporation                                3,900            55,692(A)
                                                                 ----------
                                                                    121,572
                                                                 ----------
  Software -- 1.7%
  Computer Associates International, Inc.           2,000            53,720
                                                                 ----------
Limited Partnerships -- 3.1%
  Arience Capital Partners I, LP                   50,000            61,980(A,E)
  Davis Partners Fund I LLP                         2,895             5,429(A,E)
  Hygrove Capital Fund                             15,000            16,254(A,E)
  Omega Capital Partners Limited                   10,000            14,321(A,E)
                                                                 ----------
                                                                     97,984
                                                                 ----------
Telecommunication Services -- 10.5%
  Diversified Telecommunication Services -- 6.2%
  Cincinnati Bell Inc.                             14,500            59,015(A,C)
  Level 3 Communications, Inc.                     34,924           140,394(A,B,C)
                                                                 ----------
                                                                    199,409
                                                                 ----------
  Wireless Telecommunication Services -- 4.3%
  NII Holdings Inc.                                 3,900           136,617(A,C)
                                                                 ----------
Utilities -- 2.1%
  Multi-Utilities and Unregulated Power -- 2.1%
  The AES Corporation                               8,000            68,240(A)
                                                                 ----------
Total Common Stock and Equity Interests
  (Identified Cost -- $1,918,177)                                 2,929,879
---------------------------------------------------------------------------
Corporate and Other Bonds -- 3.8%
  Level 3 Communications, Inc., 9.125%, due
    5/1/08                                       $150,000           121,500(C)
                                                                 ----------
Total Corporate and Other Bonds (Identified
  Cost -- $98,460)                                                  121,500
---------------------------------------------------------------------------

QUARTERLY REPORT TO SHAREHOLDERS

LEGG MASON OPPORTUNITY TRUST -- CONTINUED

                                                Shares/Par         Value
---------------------------------------------------------------------------
Repurchase Agreements -- 4.3%
Goldman, Sachs & Company 1.04%, dated 3/31/04,
  to be repurchased at $69,200 on 4/1/04
  (Collateral: $68,966 Fannie Mae
  mortgage-backed securities, 5.5% due 5/1/33,
  value $70,920)                                 $ 69,198        $   69,198
J.P. Morgan Chase & Co. 1.02%, dated 3/31/04,
  to be repurchased at $69,200 on 4/1/04
  (Collateral: $60,912 Fannie Mae notes, 6%,
  due 5/15/11, value $70,619)                      69,198            69,198
                                                                 ----------
Total Repurchase Agreements
  (Identified Cost -- $138,396)                                     138,396
---------------------------------------------------------------------------
Total Investments -- 99.9%
  (Identified Cost -- $2,155,033)                                 3,189,775
Other Assets Less Liabilities -- 0.1%                                 3,957
                                                                 ----------
NET ASSETS -- 100.0%                                             $3,193,732
                                                                 ==========
NET ASSET VALUE PER SHARE:
  PRIMARY CLASS                                                      $14.28
                                                                 ==========
  FINANCIAL INTERMEDIARY CLASS                                       $14.29
                                                                 ==========
  INSTITUTIONAL CLASS                                                $14.30
                                                                 ==========
---------------------------------------------------------------------------

(A) Non-income producing.

(B) All or a portion of these securities is pledged as collateral for securities sold short. As of March 31, 2004, the total market value of pledged securities was $963,418.

(C) Affiliated Company -- As defined in the Investment Company Act of 1940, an "Affiliated Company" represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At March 31, 2004, the total market value of Affiliated Companies was $697,899, and the identified cost was $559,668.

(D) Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. This security represents 1.6% of net assets.

(E) Investment in a limited partnership organized under the laws of the State of Delaware. Each investment is subject to withdrawal restrictions under its partnership agreement, and is illiquid and valued at fair value under procedures adopted by the Board of Directors.

                                 Acquisition Date    Cost      Value
                                 ----------------   -------   -------
Arience Capital Partners I, LP    March 2003        $50,000   $61,980
Davis Partners Fund I LLP         November 2001       2,895     5,429
Hygrove Capital Fund              May 2002           15,000    16,254
Omega Capital Partners Limited    June 2002          10,000    14,321

                                                QUARTERLY REPORT TO SHAREHOLDERS

SCHEDULE OF SECURITIES SOLD SHORT

LEGG MASON OPPORTUNITY TRUST
March 31, 2004 (Unaudited)
(Amounts in Thousands)

                                                 Shares/Par         Value
---------------------------------------------------------------------------
Common Stock and Equity Interests
Sold Short -- (22.0)%
Financials -- (16.8)%
  Indexed Securities -- (16.8)%
  Nasdaq -- 100 Index Tracking Stock               (15,000)       $(537,750)
                                                                  ---------
Health Care -- (4.8)%
  Biotechnology -- (4.8)%
  Biotech HOLDRs Trust                                (300)         (42,630)
  Genentech, Inc.                                     (800)         (84,656)
  ImClone Systems Incorporated                        (500)         (25,430)
                                                                  ---------
                                                                   (152,716)
                                                                  ---------
Information Technology -- (0.4)%
  Computers and Peripherals -- (0.4)%
  Sun Microsystems, Inc.                            (3,000)         (12,480)
                                                                  ---------
Total Common Stock and Equity Interests Sold Short
  (Proceeds -- $(590,222))                                         (702,946)
---------------------------------------------------------------------------

NOTES

                                                                FUND INFORMATION

Investment Adviser

   LMM, LLC

   Baltimore, MD

Board of Directors

   John F. Curley, Jr., Chairman

   Mark R. Fetting, President

   Arnold L. Lehman

   Robin J.W. Masters

   Dr. Jill E. McGovern

   Arthur S. Mehlman

   Jennifer W. Murphy

   G. Peter O'Brien

   S. Ford Rowan

Officers

   Marie K. Karpinski, Vice President and Treasurer

   Gregory T. Merz, Vice President, Secretary and Chief Legal Officer

   Wm. Shane Hughes, Assistant Treasurer

Transfer and Shareholder Servicing Agent

   Boston Financial Data Services

   Braintree, MA

Custodian

   State Street Bank & Trust Company

   Boston, MA

Counsel

   Kirkpatrick & Lockhart LLP

   Washington, DC

Independent Auditors

   Ernst & Young LLP

   Philadelphia, PA

ABOUT THE LEGG MASON FUNDS

Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

For more information about the differences between the fund share classes included in this report, contact a Legg Mason Financial Advisor.

Information about the policies and procedures that the Fund uses to determine how to vote proxies relating to the Fund's portfolio securities is available in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission website (http://www.sec.gov).


This report is not to be distributed unless preceded or accompanied by a prospectus.


   LEGG MASON FUNDS                   LEGG MASON INSTITUTIONAL FUNDS
   For Primary Class Shareholders     For FI and I Class
   800-822-5544                       Shareholders
   www.leggmasonfunds.com             888-425-6432
                                      www.lminstitutionalfunds.com

                      LEGG MASON WOOD WALKER, INCORPORATED
                    P.O. Box 1476, Baltimore, MD 21203-1476
                                  410-539-0000

LMF-088                                                  [LEGG MASON FUNDS LOGO]